Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of netting, collateral and risk transfer (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 1,484,982	£ 1,360,339
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,833,456	1,636,972
Netting and set-off	(242,779)	(207,520)
Cash collateral	(41,868)	(38,590)
Non-cash collateral	(487,741)	(446,557)
Risk transfer	(27,697)	(32,328)
Net exposure	1,033,371	911,977
Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,413,743	1,269,915
Netting and set-off	(242,779)	(207,520)
Cash collateral	(40,444)	(37,543)
Non-cash collateral	(444,228)	(400,413)
Risk transfer	(25,751)	(30,404)
Net exposure	660,541	594,035
Cash and balances at central banks | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	256,351	238,574
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	256,351	238,574
Cash collateral and settlement balances | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	112,597	92,542
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	112,597	92,542
Reverse repurchase agreements and other similar secured lending | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	776	3,227
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(776)	(3,227)
Risk transfer	0	0
Net exposure	0	0
Other assets | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,656	1,212
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	1,656	1,212
Off-balance sheet loan commitments and financial guarantee contracts | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	419,713	367,057
Netting and set-off	0	0
Cash collateral	(1,424)	(1,047)
Non-cash collateral	(43,513)	(46,144)
Risk transfer	(1,946)	(1,924)
Net exposure	372,830	317,942
Notional contract amount	48,400	39,300
Off-balance sheet loan commitments and financial guarantee contracts | Contingent liabilities | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	24,205	21,346
Netting and set-off	0	0
Cash collateral	(1,295)	(906)
Non-cash collateral	(1,596)	(1,367)
Risk transfer	(280)	(256)
Net exposure	21,034	18,817
Trading portfolio assets | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	68,673	63,389
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(780)	(729)
Risk transfer	(48)	0
Net exposure	67,845	62,660
Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	207,477	186,097
Netting and set-off	0	0
Cash collateral	(3,689)	(1,428)
Non-cash collateral	(192,212)	(174,639)
Risk transfer	(9)	0
Net exposure	11,567	10,030
Fair value through other comprehensive income | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure		60,851
Netting and set-off		0
Cash collateral		0
Non-cash collateral		(53)
Risk transfer		(1,164)
Net exposure		59,634
Fair value through other comprehensive income | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	65,054
Netting and set-off	0
Cash collateral	0
Non-cash collateral	(222)
Risk transfer	(711)
Net exposure	64,121
Loans and advances at amortised cost | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	398,779	361,451
Netting and set-off	(4,442)	(5,001)
Cash collateral	(2,208)	(1,517)
Non-cash collateral	(238,804)	(215,878)
Risk transfer	(17,708)	(23,502)
Net exposure	135,617	115,553
Loans and advances at amortised cost | Financial assets at amortised cost | Total on-balance sheet | Credit risk | Stage 3
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,867	4,714
Netting and set-off	0	0
Cash collateral	(39)	(41)
Non-cash collateral	(3,061)	(2,660)
Risk transfer	(712)	(768)
Net exposure	1,055	1,245
Loans and advances at amortised cost | Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	39,429	38,667
Netting and set-off	0	0
Cash collateral	(17)	0
Non-cash collateral	(31,544)	(31,263)
Risk transfer	(9)	0
Net exposure	7,859	7,404
Home loans | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	173,770	169,205
Netting and set-off	0	0
Cash collateral	(328)	(339)
Non-cash collateral	(173,308)	(168,627)
Risk transfer	(98)	(146)
Net exposure	36	93
Home loans | Financial assets at amortised cost | Total on-balance sheet | Credit risk | Stage 3
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,000	1,725
Netting and set-off	0	0
Cash collateral	(1)	(11)
Non-cash collateral	(1,996)	(1,714)
Risk transfer	0	0
Net exposure	3	0
Credit cards, unsecured and other retail lending | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	50,704	41,793
Netting and set-off	0	0
Cash collateral	(1,220)	(1,050)
Non-cash collateral	(4,161)	(4,560)
Risk transfer	(243)	(252)
Net exposure	45,080	35,931
Credit cards, unsecured and other retail lending | Financial assets at amortised cost | Total on-balance sheet | Credit risk | Stage 3
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	844	828
Netting and set-off	0	0
Cash collateral	(32)	(29)
Non-cash collateral	(323)	(229)
Risk transfer	(3)	(3)
Net exposure	486	567
Wholesale loans | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	174,305	150,453
Netting and set-off	(4,442)	(5,001)
Cash collateral	(660)	(128)
Non-cash collateral	(61,335)	(42,691)
Risk transfer	(17,367)	(23,104)
Net exposure	90,501	79,529
Wholesale loans | Financial assets at amortised cost | Total on-balance sheet | Credit risk | Stage 3
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,023	2,161
Netting and set-off	0	0
Cash collateral	(6)	(1)
Non-cash collateral	(742)	(717)
Risk transfer	(709)	(765)
Net exposure	566	678
BBLs and CBILs | Financial assets at amortised cost | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(7,600)	(11,000)
Financial assets	8,000	11,400
Traded loans | Trading portfolio assets | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	13,198	12,525
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(250)	(268)
Risk transfer	(48)	0
Net exposure	12,900	12,257
Reverse repurchase agreements | Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	164,681	145,014
Netting and set-off	0	0
Cash collateral	(3,672)	(1,428)
Non-cash collateral	(160,347)	(143,057)
Risk transfer	0	0
Net exposure	662	529
Other | Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	118	111
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	118	111
Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	302,380	262,572
Netting and set-off	(238,337)	(202,520)
Cash collateral	(34,547)	(34,598)
Notional contract amount	52,975,278	48,032,325
Derivatives | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	5,423	5,682
Netting and set-off	(4,356)	(4,525)
Derivatives | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	302,380	262,572
Netting and set-off	(238,337)	(202,519)
Cash collateral	(34,547)	(34,598)
Non-cash collateral	(11,434)	(5,887)
Risk transfer	(7,275)	(5,738)
Net exposure	10,787	13,830
Debt securities classified at amortised cost | Trading portfolio assets | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	55,475	50,864
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(530)	(461)
Risk transfer	0	0
Net exposure	54,945	50,403
Debt securities classified at amortised cost | Financial assets at fair value through the income statement | Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,249	2,305
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(321)	(319)
Risk transfer	0	0
Net exposure	2,928	1,986
Loan commitments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	395,508	345,711
Loan commitments | Off-balance sheet loan commitments and financial guarantee contracts | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	395,508	345,711
Netting and set-off	0	0
Cash collateral	(129)	(141)
Non-cash collateral	(41,917)	(44,777)
Risk transfer	(1,666)	(1,668)
Net exposure	£ 351,796	£ 299,125